July 31, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control -- EDGAR

RE:        RiverSource Income Series, Inc.
                  RiverSource Income Builder Basic Income Fund
                  RiverSource Income Builder Enhanced Income Fund
                  RiverSource Income Builder Moderate Income Fund
           Post-Effective Amendment No. 103
           File Nos. 2-10700/811-499
           Accession Number: 0000950137-07-010738

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 103 (Amendment). This Amendment was filed electronically on July 30, 2007.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.